COLUMBIA FUNDS SERIES TRUST

225 Franklin Street

Boston, MA 02110

June 1, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust (the Registrant)

Columbia Capital Allocation Moderate Aggressive Portfolio

Columbia Capital Allocation Moderate Conservative Portfolio

Columbia Global Strategic Equity Fund

(formerly known as Columbia LifeGoal® Growth Portfolio)

Post-Effective Amendment No. 154

Registration File Nos.: 333-89661; 811-09645

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 154 (Amendment). This Amendment was filed electronically on May 27, 2016.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.

/s/ Joseph L. D’Alessandro

Joseph L. D’Alessandro

Assistant Secretary

Columbia Funds Series Trust